Subsequent Events (Details) - USD ($)							1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 03, 2026	Feb. 03, 2026	Jan. 06, 2026	Dec. 04, 2025	Nov. 04, 2025	Aug. 25, 2025	Mar. 03, 2026	Dec. 31, 2025	Sep. 30, 2025	Jan. 02, 2026	Oct. 31, 2025	Sep. 30, 2024
Subsequent Events [Line Items]
Unsecured promissory notes								$ 1,050,000	$ 750,000
Ordinary share right								one	one
Working Capital Note [Member]
Subsequent Events [Line Items]
Principal amount						$ 300,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate monthly extension fee		$ 150,000								$ 150,000
Unsecured promissory notes		150,000
Forecast [Member] | Working Capital Note [Member]
Subsequent Events [Line Items]
Principal amount			$ 300,000				$ 150,000
Sponsor [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount	$ 150,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate monthly extension fee		$ 150,000								$ 150,000	$ 150,000
Extension payment											$ 150,000
Subsequent Event [Member] | Working Capital Note [Member]
Subsequent Events [Line Items]
Principal amount			$ 300,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Unsecured promissory notes				$ 150,000	$ 150,000
Price per shares (in Dollars per share)				$ 10	$ 10
Class A Ordinary Shares [Mmeber]
Subsequent Events [Line Items]
Ordinary share, par value (in Dollars per share)								$ 0.0001	$ 0.0001			$ 0.0001
Class A Ordinary Shares [Mmeber] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0001
Class A Ordinary Shares [Mmeber] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares (in Shares)				1	1
Ordinary share, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary share right				one	one